Consolidated Statements of Changes in Equity (Parenthetical)	12 Months Ended
Mar. 31, 2024 shares
Shares transferred by the controlled trust to eligible employees on exercise of options	3,943,096
Treasury shares [member]
Number of shares in entity held by entity or by its subsidiaries or associates	5,952,740